Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 11,879	$ 11,633	$ 9,123
Accumulated depreciation	(2,699)	(2,588)	(2,248)
Net Property, Plant and Equipment	9,180	9,045	6,875
Refining
Property, Plant and Equipment
Property, plant and equipment, at cost	7,171	6,994	6,546
TLLP
Property, Plant and Equipment
Property, plant and equipment, at cost	3,617	3,551	1,569
Marketing
Property, Plant and Equipment
Property, plant and equipment, at cost	835	834	778
Corporate
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 256	$ 254	$ 230